Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

10. Share-Based Compensation

On February 4, 2019, the Board of Directors adopted the 2019 Plan.

The purpose of the 2019 Plan is to provide directors, officers and employees, whose initiative and efforts are deemed to be important to the successful conduct of our business, with incentives to (a) enter into and remain in the service of our company or our subsidiaries and affiliates, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance and (d) enhance the long-term performance of our company. The 2019 Plan is administered by the Compensation Committee of the Board of Directors, or such other committee of the Board of Directors as may be designated by them. Unless terminated earlier by the Board of Directors, the 2019 Plan will expire 10 years from the date on which it was adopted by the Board of Directors.

Following the adoption of the 2019 Plan, previous plans adopted in 2015 and 2008 were terminated.

In 2019, the Board of Directors approved awards to the Company’s executive officers under the 2019 Plan, providing those executive officers with the opportunity to receive up to 1,359,375 Class A common shares in aggregate. The Board of Directors approved additional awards of 61,625 of Class A common shares to two other employees resulting in a total amount of awards of up to 1,421,000 shares. In July 2021, the Board of Directors approved the issuance of 17,720 shares to one member of senior management as a special bonus.

The 1,421,000 shares of incentive stock may be issued pursuant to the awards, in four tranches. The first tranche was to vest conditioned only on continued service over the three-year period which commenced January 1, 2019. Tranches two, three and four would vest when the Company’s stock price exceeded $8.00, $11.00 and $14.00, respectively, over a 60-day period. The $8.00 threshold was achieved in January 2020, the $11.00 threshold was achieved in January 2021 and the $14.00 threshold was achieved in March 2021. Accordingly, 113,279 incentive shares vested in the year ended December 31, 2019, 317,188 incentive shares vested in the year ended December 31, 2020 and 1,008,253 incentive shares vested in the year ended December 31, 2021. Of the total of 430,467 incentive shares which vested up to December 31, 2020, 184,270 were settled and issued as Class A common shares in April 2020. A further 747,604 Class A common shares were settled and issued during the year ended December 31, 2021. A total of 1,438,720 incentive shares had vested as at December 31, 2021, of which 931,874 and 408,096 had been issued in 2021 and 2022, respectively.

On September 29, 2021, the Compensation Committee and the Board of Directors approved an increase in the aggregate number of Class A common shares available for issuance as awards under the 2019 Plan by 1,600,000 to 3,412,500, and approved new awards to senior management, totaling 1,500,000 shares of incentive stock, in three tranches, with a grant date October 1, 2021. The first tranche, representing 55% of the total, is to vest quarterly conditioned only on continued service over the four-year period which commenced October 1, 2021. Tranches two and three, each representing 22.5% of the total, were to vest quarterly up to September 30, 2025, once the Company’s stock price exceeded $27.00 and $30.00, respectively, over a 60-day period. The Compensation Committee and Board of Directors also approved an increase the maximum number of Class A common shares that each non-employee director may be granted in any one year to 25,000 and subsequently approved stock-based awards to the then seven non-executive directors totaling 105,000 shares of incentive stock, or 15,000 each, to vest in a similar manner to those awarded to senior management.

During the year ended December 31, 2022, 28,528 unvested share awards were cancelled or withdrawn on the resignations of two directors and an award of 13,780 was made to one new director to vest in a similar manner to the other awards, with the first tranche adjusted for the date of appointment of the director.

As at December 31, 2022, 3,028,972 incentive Class A common shares had been awarded under the 2019 Plan leaving 383,528 Class A common shares available to be awarded under the 2019 Plan.

In March 2023, the Compensation Committee and the Board of Directors, approved an amendment to the stock-based awards agreed in September 2021 for senior management and non-employee directors such that 10% of the second tranche would be forfeit with the remaining 90% vesting from April 2023 and quarterly thereafter with the last such vesting to be October 2025. The price at which the third tranche is to vest was amended to $21.00, over a 60-day period. All other terms of the awards remain unchanged.

In the six months ended June 30, 2023, and, in the years ended December 31, 2022, and 2021, 250,155, 218,366 and 55,175 incentive shares vested, respectively, under the amended September 2021 awards.

A total of 1,962,416 incentive shares under both plans had vested as at June 30, 2023. Of the total incentive shares which vested under both plans up to June 30, 2023, 300,856 had not been issued.

10. Share-Based Compensation (continued)

Share based awards since January 1, 2022, are summarized as follows:

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2022	1,549,825	$22.35	n/a
Vested in year ended December 31, 2022	(218,366)	n/a	19.36
Cancelled in May 2022	(14,748)	n/a	n/a
Unvested as at December 31, 2022	1,316,711	$22.35	n/a
Vested in six months ended June 30, 2023	(250,155)	n/a	18.83
Forfeit in March 2023	(35,775)	n/a	n/a
Unvested as at June 30, 2023	1,030,781	$22.35	n/a

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the interim unaudited condensed Consolidated Statements of Income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the six months ended June 30, 2023, and 2022, the Company recognized a total of $5,179 (includes $451 effect from the amendment to the stock-based awards) and $5,661, respectively, in respect of stock-based compensation.